Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

February 3, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant filed as part of Post-Effective Amendment No. 94 to register the Institutional Class, Investor Class, Class C, Class M and Class Z shares of the Forward Managed Futures Strategy Fund effective January 30, 2012, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 94 on January 30, 2012.

Sincerely,

/s/ Mary Curran
Mary Curran
Secretary